Equity accounted investments - Narrative and movement (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period	$ 260.2	R 3,733.9	$ 195.5	R 2,683.7		R 2,244.1
Share of results of equity-accounted investees after tax	18.0	255.7	9.9	145.7	$ 16.1	198.5
Preference shares redeemed				(102.8)
Net loan advanced to equity-accounted investee				0.8		0.6
Equity-accounted investment retained on loss of control of subsidiary				956.0
Foreign currency translation		(55.7)		137.5		240.5
Balance at the end of the period	$ 272.4	3,840.8	$ 260.2	3,733.9	$ 195.5	2,683.7
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		978.0
Balance at the end of the period		960.9		978.0
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		239.3		264.9
Share of results of equity-accounted investees after tax		148.3		77.2		66.5
Balance at the end of the period		387.6		239.3		264.9
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		2,492.4		2,389.2
Share of results of equity-accounted investees after tax		108.0		74.8		135.7
Dividend received		(66.5)		(87.0)
Balance at the end of the period		2,492.3		2,492.4		2,389.2
Living Gold Proprietary Limited
EQUITY-ACCOUNTED INVESTMENTS
Impairment of investment		(12.3)
Impairment of loan		(14.3)
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		24.2		29.6
Share of results of equity-accounted investees after tax		R (0.6)		(6.3)		(3.7)
Balance at the end of the period				R 24.2		R 29.6